Prepayments and other assets (Tables)	6 Months Ended
Feb. 28, 2026
Notes and other explanatory information [abstract]
Schedule of prepayments and other assets

	February 28, 2026	August 31, 2025
Prepaid expenses	$708	$1,019
Deferred financing costs	218	218
Total prepayments and other assets	$926	$1,237